Fair Value Measurements - Schedule of Company's Assets Accounted for at Fair Value on a Nonrecurring Basis (Details) - Fair Value, Measurements, Nonrecurring - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-lived assets held and used	$ 28,312	$ 44,698
Fair value of lease intangible assets		6,384
Fair value of other assets		27
Fair value of long-lived assets held for sale	42,142	24,493
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-lived assets held and used	0	0
Fair value of lease intangible assets		0
Fair value of other assets		0
Fair value of long-lived assets held for sale	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-lived assets held and used	0	0
Fair value of lease intangible assets		0
Fair value of other assets		0
Fair value of long-lived assets held for sale	0	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-lived assets held and used	28,312	44,698
Fair value of lease intangible assets		6,384
Fair value of other assets		27
Fair value of long-lived assets held for sale	42,142	24,493
Retail
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-lived assets held and used	21,598	33,766
Retail | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-lived assets held and used		0
Retail | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-lived assets held and used		0
Retail | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-lived assets held and used	21,598	33,766
Industrial
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-lived assets held and used	750	2,394
Industrial | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-lived assets held and used		0
Industrial | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-lived assets held and used		0
Industrial | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-lived assets held and used	750	2,394
Office
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-lived assets held and used	5,964	8,538
Office | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-lived assets held and used		0
Office | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-lived assets held and used		0
Office | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-lived assets held and used	$ 5,964	$ 8,538